SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Allowance for doubtful receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Guarantee | Variable Interest Entity
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Guarantor obligations, maximum exposure	$ 11,163	$ 25,257
Prepaid expenses and other current assets
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Allowance for credit losses	$ 2,929	$ 1,873